Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	£ 460	£ 200	£ 230
Non-controlling interest in the Consolidated balance sheet	(502)	6,287
Turnover	29,324	24,696	24,354
Profit after taxation	665	711	639
Other comprehensive income/(expense)	(831)	(337)	970
Total comprehensive income income/(expense)	637	691	605
Non-current assets	39,377	60,429
Current assets	20,769	18,674
Total assets	60,146	79,103
Current liabilities	(22,810)	(23,670)
Non-current liabilities	(27,240)	(34,091)
Total liabilities	(50,050)	(57,761)
Net assets	10,096	21,342
Net cash inflow from operating activities	7,403	7,952	8,441
Net cash outflow from financing activities	(8,772)	(1,777)	2,161
Net cash outflow from financing activities	823	(7,589)	(10,132)
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	415	196	223
Dividends paid to non-controlling interests	480	224	419
Non-controlling interest in the Consolidated balance sheet	(611)	(570)	(539)
Turnover	5,619	4,637	4,848
Profit after taxation	1,528	1,087	762
Other comprehensive income/(expense)	94	(17)	33
Total comprehensive income income/(expense)	1,622	1,070	795
Non-current assets	2,716	2,796
Current assets	3,354	2,711
Total assets	6,070	5,507
Current liabilities	(3,762)	(3,121)
Non-current liabilities	(8,983)	(8,472)
Total liabilities	(12,745)	(11,593)
Net assets	(6,675)	(6,086)
Net cash inflow from operating activities	3,442	2,128	2,249
Net cash outflow from financing activities	(174)	(287)	(294)
Net cash outflow from financing activities	(2,718)	(1,608)	(2,483)
(Decrease)/increase in cash and bank overdrafts in the year	£ 550	233	(528)
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interest in the Consolidated balance sheet		6,609	£ 6,538
Non-current assets		29,200
Current assets		5,251
Total assets		34,451
Current liabilities		(4,238)
Non-current liabilities		(3,733)
Total liabilities		(7,971)
Net assets		£ 26,480